CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE
9	CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

					Unamortized	September 30, 2020	December 31, 2019
Description	Interest rate	Maturity Date	Principal	Accrued interest	debt discount	Balance, net	Balance, net

Power Up Lending Group	12%	November 12, 2020	-	-	-	-	11,643
	12%	December 23, 2020	-	-	-	-	1,543
	12%	January 22, 2021	-	-	-	-	-
	12%	July 13, 2021	63,000	1,636	(49,364)	15,272	-

GS Capital Partners, LLC	8%	August 14, 2019	-	-	-	-	27,557
	8%	August 14, 2019	-	-	-	-	174,789
	8%	February 4, 2020	-	-	-	-	49,243

Crown Bridge Partners, LLC	8%	August 31, 2019	-	-	-	-	30,803
	8%	October 16, 2019	-	-	-	-	30,387

Odyssey Funding LLC	10%	November 15, 2020	-	-	-	-	27,658
	10%	January 13, 2021	-	-	-	-	-

Black Ice Advisors, LLC	10%	November 25, 2020	-	-	-	-	5,739

Adar Alef, LLC	10%	February 5, 2021	-	-	-	-	-

LG Capital Funding LLC	10%	February 24, 2021	-	-	-	-	-

Cavalry Fund I LP	10%	June 30, 2021	300,000	7,479	(202,193)	105,286	-
	10%	July 31, 2021	300,000	5,014	(126,476)	178,538	-
	10%	September 24, 2021	114,000	187	(112,126)	2,061	-

Mercer Street Global Opportunity Fund, LLC	10%	August 3, 2021	400,000	6,356	(168,885)	237,471	-

Pinz Capital Special Opportunities Fund LP	10%	August 5, 2021	100,000	1,534	(52,372)	49,162	-

Iroquois Master Fund Ltd.	10%	September 16, 2021	228,000	875	(219,255)	9,620	-

Total convertible notes payable			$1,505,000	$23,081	$(930,671)	$597,410	$359,362

Interest expense, including penalty interest totaled $241,652 and $324,953 for the three and nine months ended September 30, 2020, respectively and $324,953 and $158,500 for the three and nine months ended September 30, 2019, respectively.

Amortization of debt discount totaled $428,282 and $799,451 for the three and nine months ended September 30, 2020, respectively and $801,460 and $1,500,143 for the three and nine months ended September 30, 2019, respectively.

The convertible notes have variable conversion prices based on a discount to market price of trading activity over a specified period of time. The variable conversion features were valued using a Black Scholes valuation model. The difference between the fair market value of the common stock and the calculated conversion price on the issuance date was recorded as a debt discount with a corresponding credit to derivative financial liability.

The total value of the beneficial conversion feature recorded as a debt discount during the three and nine months ended September 30, 2020 was $1,144,484 and $1,471,234, respectively and for the three and nine months ended September 30, 2019 was $33,327 and $1,027,684, respectively.

Power Up Lending Group Ltd

●

On November 21, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $93,000 to Power up Lending Group Ltd. The note has a maturity date of November 12, 2020 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest three trading prices during the previous fifteen trading days.

Between June 16, 2020 and June 22, 2020, the Company received notices of conversion from Power Up Lending Group converting $39,000 of principal into 3,360,149 shares of common stock at an average conversion price of $0.0116. The Company incurred a loss on conversion of $41,096.

Between July 8, 2020 and July 20, 2020, the Company repaid the remaining principal and interest outstanding of $59,580, thereby extinguishing the note.

●

On December 23, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $63,000 to Power up Lending Group Ltd. The note has a maturity date of December 23, 2020 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest three trading prices during the previous fifteen trading days.

On July 8, 2020, the Company repaid the remaining principal and interest on the note, including penalty interest thereon of $90,447, thereby extinguishing the note.

●

On January 22, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $43,000 to Power Up Lending Group Ltd. The note has a maturity date of January 22, 2021 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.

On July 15, 2020, the Company repaid the remaining principal and interest on the note, including penalty interest thereon of $63,294, thereby extinguishing the note.

●

On July 13, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $63,000 to Power Up Lending Group Ltd for net proceeds of $60,000 after certain expenses. The note has a maturity date of July 13, 2021 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.

The balance of the note plus accrued interest at September 30, 2020 was $15,272. After unamortized debt discount of $49,364.

GS Capital Partners, LLC

●

On August 14, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $150,000 to GS Capital Partners, LLC. The note had a maturity date of August 14, 2019 and a coupon of 8% per annum. The Company had the right to prepay the note up to 180 days, provided it makes a pre-payment penalty as specified in the note. The outstanding principal amount of the note was convertible at any time after the six-month anniversary of the note, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

Between August 12, 2019 and September 11, 2019, the Company received notices of conversion from GS Capital Partners converting $50,000 of principal and $3,945 of interest into 17,432,265 pre reverse split (1,743,227 post reverse split that was effected in November 2019) shares of common stock at an average conversion price of $0.00309 pre reverse stock split ($0.031 post reverse stock split that was effected in November 2019) per share. The Company incurred a loss on conversion of $56,315.

As of August 14, 2019, the note was in default and accrued interest at the default interest rate of 24% per annum.

On December 30, 2019, the Company repaid the principal sum of $90,000 on the convertible note.

On January 28, 2020, in terms of a conversion notice received, the remaining principal balance of $10,000 plus accrued interest thereon of $17,741was converted into 1,132,764 shares of common stock at a conversion price of $0.02449, thereby extinguishing the note.

●

On September 11, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $150,000 to GS Capital Partners, LLC. The note has a maturity date of August 14, 2019 and a coupon of 8% per annum. The note may not be prepaid. The outstanding principal amount of the note was convertible at any time after the six month anniversary of the note, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

As of August 14, 2019 the note was in default and accrued interest at the default interest rate of 24% per annum.

On July 20, 2020, in terms of a conversion notice received from GS Capital Partners, converting an aggregate principal amount of $35,000 and interest thereon of $10,418 at a conversion price of $0.0083 per share into 5,466,723 shares of common stock.

On August 10, 2020, the Company repaid the remaining principal and interest on the note, including penalty interest thereon of $150,704, thereby extinguishing the note.

●

On February 4, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $96,000 to GS Capital Partners LLC. The note has a maturity date of February 4, 2020 and a coupon of 8% per annum. The Company may not prepay the note. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.

On December 19, 2019, the Company repaid the principal sum of $48,000 on the convertible note.

On January 14, 2020, the Company repaid the principal sum of $48,000 and accrued interest and penalty interest of $33,030, thereby extinguishing the note.

Crown Bridge Partners

●

On August 31, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $27,500 to Crown Bridge Partners. The note had a maturity date of August 31, 2019 and a coupon of 8% per annum. The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company’s common stock at a conversion price equal to 60% of the lowest trading price during the previous ten (10) trading days.

As of August 31, 2019 the note was in default and interest accrued at the default interest rate of 12% per annum and the note holder may require the Company to pay a penalty of 50% of the value of the note outstanding, including default interest.

On March 11, 2020, the Company received a conversion notice from Crown Bridge Partners, converting an aggregate principal amount of $7,586 and fees thereon of $500, at a conversion price of $0.01444 into 560,000 shares of common stock.

On August 31, 2020, the Company repaid the remaining principal and interest on the note of $24,032, thereby extinguishing the note.

●

On October 16, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $27,500 to Crown Bridge Partners. The note has a maturity date of October 16, 2019 and a coupon of 8% per annum. The Company may not prepay the note. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 60% of the lowest trading price during the previous fifteen (15) trading days.

As of October 31, 2019 the note was in default and accrued interest at the default interest rate of 12% per annum and the note holder may require the Company to pay a penalty of 50% of the value of the note outstanding, including default interest.

On August 31, 2020, the Company repaid the remaining principal and interest on the note of $31,587, thereby extinguishing the note.

Odyssey Funding, LLC

●

On November 15, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $200,000 to Odyssey Funding, LLC. The note has a maturity date of November 15, 2020 and a coupon of 10% per annum. The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.

On August 3, 2020, the Company repaid the principal and interest on the note, including penalty interest thereon of $207,421, thereby extinguishing the note.

●

On January 13, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $100,000 to Odyssey Funding, LLC. The note had a maturity date of January 13, 2021 and a coupon of 10% per annum. The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.

On July 17, 2020, the Company repaid the principal and interest on the note, including penalty interest thereon of $152,349, thereby extinguishing the note.

Black Ice Advisors, LLC

On November 25, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $52,500 to Black Ice Advisors, LLC. The note had a maturity date of November 25, 2020 and a coupon of 10% per annum. The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.

Between May 27, 2020 and June 8, 2020, the Company received notices of conversion from Black Ice Advisors, LLC converting $37,000 of principal into 1,970,588 shares of common stock at an average conversion price of $0.0188. The Company incurred a loss on conversion of $38,371.

On July 9, 2020, the Company repaid the remaining principal and interest on the note, including penalty interest thereon of $25,975, thereby extinguishing the note.

Adar Alef, LLC

On February 5, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $105,000 to Adar Alef, LLC. The note had a maturity date of February 5, 2021 and a coupon of 10% per annum. The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.

On August 5, 2020, the Company repaid principal and interest on the note, including penalty interest thereon of $78,765.

On September 9, 2020, in terms of a conversion notice received, Adar Alef, LLC converted $55,563 of principal and interest into 5,556,250 shares of common stock, thereby extinguishing the note.

LG Capital Funding, LLC

On February 24, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $78,750 to LG Capital Funding LLC. The note has a maturity date of February 24, 2021 and a coupon of 10% per annum. The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.

On August 25, 2020, the Company repaid the principal and interest on the note, including penalty interest thereon of $119,819, thereby extinguishing the note.

Cavalry Fund LLP

●

On July 1, 2020, the Company closed a transaction with Cavalry Fund I LP (“Cavalry”), pursuant to which the Company received net proceeds of $246,600, after certain expenses in exchange for the issuance of a $300,000 Senior Secured Convertible Note (“Initial Note”), with an original issue discount of 12.5% or $37,500, bearing interest at 10% per annum and maturing on June 30, 2021, the initial Note is convertible into shares of common stock at an initial conversion price of $0.035 per share, in addition, the Company issued a warrant exercisable over 8,571,428 shares of common stock at an initial exercise price of $.0.05 per share.

The Initial Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Initial Note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Initial Note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

The balance of the Initial Note plus accrued interest at September 30, 2020 was $105,286, after unamortized debt discount of $202,193.

●

Cavalry had agreed to purchase an additional $300,000 Senior Secured Convertible Note (the “Second Note”); from the Company upon the same terms as the Initial Note, within three trading days of a registration statement registering the shares of the Company’s common stock issuable under the Notes and upon exercise of the Warrants being declared effective by the SEC. On July 28, 2020 the registration statement was declared effective and on July 31, 2020, the Company received the additional net proceeds of $262,500. In addition, the Company issued a warrant exercisable over 8,571,429 shares of common stock at an initial exercise price of $0.05 per share.

The Second Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Second Note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Second Note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

The balance of the Second Note plus accrued interest at September 30, 2020 was $178,538, after unamortized debt discount of $126,476.

●

On September 24, 2020, the Company closed a transaction with Cavalry Fund I LP (“Cavalry”), pursuant to which the Company received net proceeds of $99,750, after certain expenses in exchange for the issuance of a $114,000 Senior Secured Convertible Note (the “Third Note”), with an original issue discount of $14,000, bearing interest at 10% per annum and maturing on September 24, 2021, the Third Note is convertible into shares of common stock at an initial conversion price of $0.035 per share, in addition, the Company issued a warrant exercisable over 3,257,143 shares of common stock at an initial exercise price of $0.05 per share.

The Third Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Third Note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Third Note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

The balance of the Third Note plus accrued interest at September 30, 2020 was $2,061, after unamortized debt discount of $112,126.

In connection with the Securities Purchase Agreement, the Company entered into for the sale of the initial Note and the Second Note, the Company entered into a Registration Rights Agreement, dated June 30, 2020 with Cavalry pursuant to which it is obligated to file a registration statement with the SEC within sixty (60) days after the date of the agreement to register the resale by the Investor of the Conversion Shares and Warrant Shares, and use all commercially reasonable efforts to have the registration statement declared effective by the SEC within seventy five (75) days after the registration statement is filed.

The Company has pledged substantially all of its assets as security for amounts due under the Initial Note, Second Note and Third Note, upon the terms and subject to the conditions set forth in a Security Agreement, dated June 30, 2020, between the Company and Cavalry.

Mercer Street Global opportunity Fund, LLC

On August 3, 2020, the Company closed a transaction with Mercer Street Global Opportunity Fund, LLC, (“Mercer”), pursuant to which the Company received net proceeds of $350,000, after an original issue discount of $50,000 in exchange for the issuance of a $400,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on August 3, 2021, the note is convertible into shares of common stock at an initial conversion price of 0.035 per share, in addition, the Company issued a warrant exercisable over 11,428,571 shares of common stock at an initial exercise price of $0.05 per share.

The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

The balance of the note plus accrued interest at September 30, 2020 was $237,471, after unamortized debt discount of $168,885.

Pinz Capital Special Opportunities Fund, LP

On August 5, 2020, the Company closed a transaction with Pinz Capital Special Opportunities Fund, LP (“Pinz”), pursuant to which the Company received net proceeds of $87,500, after an original issue discount of $12,500 in exchange for the issuance of a $100,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on August 5, 2021, the note is convertible into shares of common stock at an initial conversion price of 0.035 per share, in addition, the Company issued a warrant exercisable over 2,857,143 shares of common stock at an initial exercise price of $0.05 per share.

The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

The balance of the note plus accrued interest at September 30, 2020 was $49,162, after unamortized debt discount of $52,372.

Iroquois Master Fund Ltd.

On September 16, 2020, the Company closed a transaction with Iroquois Master Fund Ltd., pursuant to which the Company received net proceeds of $199,500, after an original issue discount of $28,500 in exchange for the issuance of a $228,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on September 16, 2021, the note is convertible into shares of common stock at an initial conversion price of 0.035 per share, in addition, the Company issued a warrant exercisable over 6,514,286 shares of common stock at an initial exercise price of $0.05 per share.

The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

The balance of the note plus accrued interest at September 30, 2020 was $9,620, after unamortized debt discount of $219,255.

8	CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

					Unamortized	December 31, 2019	December 31, 2018
Description	Interest rate	Maturity Date	Principal	Accrued interest	debt discount	Balance, net	Balance, net

Power Up Lending Group	8%	April 30, 2019	-	-	-	-	38,645
	8%	September 15, 2019	-	-	-	-	11,869
	12%	November 12, 2020	93,000	1,223	(82,580)	11,643	-
	12%	December 23, 2020	63,000	166	(61,623)	1,543

Labrys Fund, LP	8%	December, 22 2018	-	-	-	-	129,758
	8%	April 25, 2019	-	-	-	-	126,826

JSJ Investments, Inc.	8%	July 26, 2019	-	-	-	-	46,751
	8%	October 8, 2019	-	-	-	-	24,855
	8%	March 29, 2020	-	-	-	-	-

GS Capital Partners, LLC	8%	May 11, 2019	-	-	-	-	41,543
	8%	August 14, 2019	10,000	17,557	-	27,557	61,693
	8%	August 14, 2019	150,000	24,789	-	174,789	53,056
	8%	September 19, 2019	-	-	-	-	14,557
	8%	September 19, 2019	-	-	-	-	10,134
	8%	February 4, 2020	48,000	6,228	(4,985)	49,243	-
	8%	February 4, 2020	-	-	-	-	-

Viktoria Akhmetova	15%	December 8, 2019	-	-	-	-	24,573

Joseph W and Patricia G Abrams	15%	December 10, 2019	-	-	-	-	31,964
	15%	January 27, 2020	-	-	-	-	4,496

Roman Shefer	15%	December 24, 2019	-	-	-	-	12,121

Crown Bridge Partners, LLC	8%	May 14, 2019	-	-	-	-	18,796
	8%	June 12, 2019	-	-	-	-	16,437
	8%	July 26, 2019	-	-		-	12,856
	8%	August 31, 2019	27,500	3,303	-	30,803	9,927
	8%	October 16, 2019	27,500	2,887	-	30,387	6,184

Alex Pereira	8%	November 11, 2019	-	-	-	-	3,189

Delinvest Commercial, LTD	15%	December 16, 2019	-	-	-	-	24,307
	15%	December 26, 2019	-	-	-	-	65,556

BOBA Management Corp	8%	January 23, 2020	-	-	-	-	-
	8%	October 8, 2019	-	-	-	-	-
	8%	July 16, 2020	-	-	-	-	-

Global Consulting Alliance	8%	September 15, 2019	-	-	-	-	-
	8%	May 24, 2020	-	-	-	-	-

Dieter Busenhart	6%	November 12, 2020	-	-	-	-	-
	6%	November 18, 2020	-	-	-	-	-

Odyssey Funding LLC	10%	November 15, 2020	200,000	2,521	(174,863)	27,658	-

Black Ice Advisors, LLC	10%	November 25, 2020	52,500	575	(47,336)	5,739	-
Total convertible notes payable			$671,500	$59,249	$(371,387)	$359,362	$790,093

Interest expense totaled $188,159 and $196,496 and amortization of debt discount totaled $1,349,071 and $2,023,379 for the year ended December 31, 2019 and 2018, respectively.

The convertible notes have variable conversion prices based on a discount to market price of trading activity over a specified period of time. The variable conversion features were valued using a Black Scholes valuation model. The difference between the fair market value of the common stock and the calculated conversion price on the issuance date was recorded as a debt discount with a corresponding credit to derivative financial liability.

The total value of the beneficial conversion feature recorded as a debt discount during the year ended December 31, 2019 and 2018 was $882,448 and $2,141,024, respectively.

Power Up Lending Group Ltd

●	On July 20, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $63,000 to Power Up Lending Group LTD. The note had a maturity date of April 30, 2019 and a coupon of eight percent (8%) per annum. The Company had the right to prepay the note without penalty for the first 180 days. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the average of the lowest three trading bid prices during the previous ten trading days, including the date the notice of conversion is received.

On January 23, 2019, in terms of a debt purchase agreement entered into with BOBA Management Corp., BOBA purchased the $63,000 convertible note plus interest and penalty interest thereon of $25,461. BOBA incurred expenses of $4,423 in purchasing the note, The Company replaced the convertible note purchased by BOBA for a new convertible note with a principal sum of $92,884, bearing interest at 8% per annum and maturing on January 23, 2020.

●	On November 21, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $83,000 to Power up Lending Group Ltd. The note had a maturity date of September 15, 2019 and a coupon of 8% per annum. The Company may not prepay the note. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten trading days.

On May 25, 2019, in terms of a debt purchase agreement entered into with Global Consulting Alliance., the $83,000 convertible note, plus accrued interest thereon of $3,275, was acquired by Global Consulting Alliance for gross proceeds of $86,275 and an additional payment directly to Power Up to settle the penalty interest of $34,510.

●	On November 21, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $93,000 to Power up Lending Group Ltd. The note had a maturity date of November 12, 2020 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest three trading prices during the previous fifteen trading days.

The balance of the note plus accrued interest at December 31, 2019 was $11,643, less unamortized debt discount of $82,580.

●	On December 23, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $63,000 to Power up Lending Group Ltd. The note had a maturity date of December 23, 2020 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest three trading prices during the previous fifteen trading days.

The balance of the note plus accrued interest at December 31, 2019 was $1,542, less unamortized debt discount of $61,623.

Labrys Fund, LP

●	On June 22, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $150,000 to Labrys Fund, LP. The note had a maturity date of December 22, 2018 and a coupon of 8% per annum. The Company had the right to prepay the note without penalty for the first 180 days. The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received. In December 2018 the maturity date was extended to February 28, 2019.

Between December 26, 2018 and February 13, 2019, the Company received conversion notices converting an aggregate principal amount of $150,000 and interest thereon of $7,116, at an average conversion price of $0.0156 pre reverse stock split ($0.156 post reverse stock split that was effected in November 2019) per share, into 10,070,334 pre reverse split (1,007,034 post reverse split that was effected in November 2019) shares of common stock, thereby extinguishing the note.

●	On October 25, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $300,000 to Labrys Fund LP. The note has a maturity date of April 25, 2019 and a coupon of 8% per annum. In connection with the issuance of the note, the Company was required to issue 825,718 shares of common stock as a commitment fee valued at $165,254. The shares are returnable to the Company if no Event of Default has occurred prior to the date the note is fully repaid. The Company may not prepay the note. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous ten (10) trading days.

On April 25, 2019, the Company received conversion notices converting the interest outstanding of $11,967 at a conversion price of $0.0006 per share, into 1,869,979 pre reverse split (186,998 post reverse split that was effected in November 2019) shares of common stock. The note was not repaid and not converted prior to the maturity date, therefore the 825,718 pre reverse split (82,572 post reverse split that was effected in November 2019) commitment share valued at $165,254 were expensed and the interest rate on the convertible note increased to 18%, the default interest rate as provided for in the Promissory Note.

On May 15, 2019, in terms of a debt purchase agreement entered into with Strategic IR, the $300,000 convertible note plus accrued interest thereon of $2,367 was acquired by Strategic IR for gross proceeds of $302,367.

JSJ Investments Inc.

●	On July 26, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $100,000 to JSJ Investments, Inc. The note had a maturity date of July 26, 2019 and a coupon of 8% per annum. The Company had the right to prepay the note provided it makes a prepayment penalty as set forth in the note. The outstanding principal amount of the note is convertible at any time into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

Between January 28, 2019 and March 11, 2019, the Company received conversion notices, converting an aggregate principal amount of $100,000 and interest thereon of $4,533, at an average conversion price of $0.0126 pre reverse stock split ($0.126 post reverse stock split that was effected in November 2019) into 8,304,805 pre reverse split (830,481 post reverse split that was effected in November 2019) shares of common stock, thereby extinguishing the convertible note.

●	On October 8, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $100,000 to JSJ Investments Inc. The note has a maturity date of October 8, 2019 and a coupon of eight percent (8%) per annum. The Company had the right to prepay the note prior to maturity in accordance with penalty provisions set forth in the note. The outstanding principal amount of the note plus interest and any default interest is convertible at any time after the pre-payment date at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

Between April 17, 2019 and June 3, 2019 the Company received conversion notices, converting an aggregate principal amount of $88,000 and fees thereon of $1,500, at an average conversion price of $0.0583 pre reverse stock split ($0.583 post reverse stock split that was effected in November 2019), into 14,832,564 pre reverse split (1,483,257 post reverse split that was effected in November 2019) shares of common stock.

On July 16, 2019, Boba Management Corp entered into a debt purchase agreement with JSJ Investments, Inc., whereby the remaining balance of the October 8, 2018 convertible note in the aggregate principal amount of $12,000 plus accrued interest thereon of $4,862, was acquired for gross proceeds of $16,862. In addition to this Boba Management Corp paid additional settlement costs of $6,800 including an early settlement penalty to JSJ Investments, Inc.

●	On April 2, 2019, the Company received the proceeds of a convertible promissory note issued to JSJ Investments, Inc. on March 29, 2019, with the aggregate principal amount of $75,000. The note had a maturity date of March 29, 2020 and a coupon of 8% per annum. The Company may prepay the note at a premium ranging from 120% to 140% of the principal plus accrued interest. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest three trading prices during the previous ten (10) trading days.

On October 3, 2019, the Company received a notice of conversion from JSJ Investments, converting $25,000 into 9,999,200 pre reverse stock split (999,920 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.0025 pre reverse split ($0.025 post reverse split that was effected in November 2019) per share. The Company incurred a loss on conversion of $24,996.

On November 12, 2019, Dieter Busenhart entered into a debt purchase agreement with JSJ Investments, Inc., whereby the remaining balance of the March 29, 2019 convertible note in the aggregate principal amount of $50,000 plus accrued interest thereon of $3,485, was acquired for gross proceeds of $53,485. In addition to this Mr. Busenhart paid additional settlement costs of $20,000 including an early settlement penalty to JSJ Investments, Inc.

GS Capital Partners, LLC

●	On May 11, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $80,000 to GS Capital Partners, LLC. The note had a maturity date of May 11, 2019 and a coupon of 8% per annum. The Company had the right to prepay the note, provided it makes a pre-payment penalty as specified in the note. The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

Between December 27, 2018 and May 6, 2019, the Company received conversion notices converting an aggregate principal amount of $80,000 and interest thereon of $5,290, at an average conversion price of $0.01055 pre reverse stock split ($0.1055 post reverse stock split that was effected in November 2019) per share, into 8,087,331 pre reverse split (808,733 post reverse split that was effected in November 2019) shares of common stock thereby extinguishing the note.

●	On August 14, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $150,000 to GS Capital Partners, LLC. The note had a maturity date of August 14, 2019 and a coupon of 8% per annum. The Company had the right to prepay the note up to 180 days, provided it makes a pre-payment penalty as specified in the note. The outstanding principal amount of the note is convertible at any time after the six-month anniversary of the note, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

Between August 12, 2019 and September 11, 2019, the Company received notices of conversion from GS Capital Partners converting $50,000 of principal and $3,945 of interest into 17,432,265 pre reverse split (1,743,227 post reverse split that was effected in November 2019) shares of common stock at an average conversion price of $0.00309 pre reverse stock split ($0.031 post reverse stock split that was effected in November 2019) per share. The Company incurred a loss on conversion of $56,315.

As of August 14, 2019 the note is in default and accrues interest at the default interest rate of 24% per annum.

On December 30, 2019, the Company repaid the principal sum of $90,000 on the convertible note.

The balance of the note plus accrued interest at December 31, 2019 was $27,557.

●	On September 11, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $150,000 to GS Capital Partners, LLC. The note has a maturity date of August 14, 2019 and a coupon of 8% per annum. The note may not be prepaid. The outstanding principal amount of the note was convertible at any time after the six month anniversary of the note, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

As of August 14, 2019 the note is in default and accrues interest at the default interest rate of 24% per annum.

The balance of the note plus accrued interest at December 31, 2019 was $174,789.

●	On September 21, 2018, pursuant to a debt purchase agreement entered into with GS Capital Partners LLC, the convertible note issued to Power Up Lending Group LTD on March 26, 2018 of $68,000 plus accrued interest thereon of $2,698 was exchanged for a new note issued to GS Capital Partners LLC, with a principal sum of $70,698 bearing interest at 8% per annum with a maturity date of September 19, 2019. The note may not be prepaid. The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 65% of the average of the lowest two trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

Between October 9, 2018 and June 11, 2019, the Company received notices of conversion, converting principal of $40,698 and interest of $1,112 into 4,267,152 pre reverse stock split (426,716 post reverse split that was effected in November 2019) shares of common stock at an average conversion price of $0.0098 pre reverse stock split ($0.098 post reverse stock split that was effected in November 2019) per share.

Between July 10, 2019 and July 31, 2019, the Company received notices of conversion from GS Capital Partners, converting $30,000 of capital and $1,983 of interest into 9,936,206 pre reverse stock split (993,621 post reverse stock split that was effected in November 2019) shares of common stock at an average conversion price of $0.00322 pre reverse stock split ($0.032 post reverse split that was effected in November 2019) per share, thereby extinguishing the note. The Company incurred a loss on conversion of $28,009.

●	On September 19, 2018, pursuant to a debt purchase agreement entered into with GS Capital Partners, LLC, the Company issued a convertible promissory note in the aggregate amount of $33,252 for the payment of penalty interest and legal fees associated with the March 26, 2018 Power Up convertible note discussed below. The note has a maturity date of September 19, 2019 and a coupon of 8% per annum. The Company has the right to prepay the note, provided it makes payment of a pre-payment penalty as specified in the note. The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 65% of the two lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

On July 17, 2019, Strategic IR entered into a debt purchase agreement with GS Capital Partners, whereby the remaining balance of the September 19, 2019 convertible note in the aggregate principal amount of $33,252 plus accrued interest thereon of $2,165, was acquired for gross proceeds of $35,417. In addition to this strategic IR paid additional settlement costs of $14,583 including an early settlement penalty to GS Capital Partners.

●	On February 4, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $96,000 to GS Capital Partners LLC. The note has a maturity date of February 4, 2020 and a coupon of 8% per annum. The Company may not prepay the note. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.

On December 19, 2019, the Company repaid the principal sum of $48,000 on the convertible note.

The balance of the note plus accrued interest at December 31, 2019 was $49,243.

●	On March 4, 2019, the Company funded a back-end Convertible Promissory Note in the aggregate principal amount of $96,000 from GS Capital Partners LLC. The note has a maturity date of February 4, 2020 and a coupon of 8% per annum. The Company may not prepay the note. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.

On October 21, 2019, West point Partners, LLC entered into a debt purchase agreement with GS Capital Partners, whereby the convertible note in the aggregate principal amount of $96,000 plus accrued interest thereon of $3,745, was acquired for gross proceeds of $99,745. In addition to this West Point Partners, LLC IR paid additional settlement costs of $22,977 including an early settlement penalty to GS Capital Partners.

Viktoria Akhmetova

On June 11, 2017, the Company exchanged a note issued to Viktoria Akhmetova, with a principal amount of $20,000, together with accrued interest thereon of $164, totaling $20,164, for a convertible note, principal amount of $20,164, bearing interest at 12% per annum and matured on December 8, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 8, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 8, 2019, with the interest rate remaining unchanged. The note is convertible into common shares of the Company at a conversion price of $0.20 per share.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares was effected on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $26,321 and was exchanged for 424,540 post reverse split shares of common stock on November 18, 2019.

Joseph W and Patricia G Abrams

●	Effective June 13, 2017, the Company exchanged a note issued to Joseph W and Patricia G Abrams ("Abrams") with a principal amount of $25,000, together with accrued interest thereon of $1,247, totaling $26,247, for a convertible note, principal amount of $26,247, bearing interest at 12% per annum and matured on December 10, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 10, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 10, 2019, with the interest rate remaining unchanged. The convertible note is convertible into common shares of the Company at a conversion price of $0.20 per share.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $34,239 and was exchanged for 552,250 post reverse split shares of common stock on November 18, 2019.

●	On July 31, 2017, the Company issued a Convertible Promissory Note to Abrams in the aggregate principal amount of $3,753. The note had a maturity date of January 27, 2018 and a coupon of 12% per annum. Pursuant to terms of an agreement entered into with the note holder, the maturity date was extended to January 27, 2019 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to January 27, 2020, with the interest rate remaining unchanged. The Company had the right to prepay the note without penalty. The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price of $0.25 per share.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $4,822 and was exchanged for 77,776 post reverse split shares of common stock on November 18, 2019.

Roman Shefer

On June 27, 2017, the Company entered into a convertible promissory note in the aggregate principal amount of $10,000. The note bore interest at 12% per annum and matured on December 16, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 24, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 24, 2019, with the interest rate remaining unchanged. The note is convertible into common shares at a conversion price of $.20 per share.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $12,988 and was exchanged for 209,479 post reverse split shares of common stock on November 18, 2019.

Crown Bridge Partners

●	On May 14, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $27,500 to Crown Bridge Partners. The note had a maturity date of May 14, 2019 and a coupon of 8% per annum. The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous fifteen (15) trading days.

Between January 16, 2019 and February 12, 2019 the Company received conversion notices, converting an aggregate principal amount of $27,500, fees of $1,500 and interest thereon of $1,580, at an average conversion price of $0.0128 pre reverse split ($0.128 post reverse split that was effected in November 2019), into 2,380,300 pre reverse split (238,030 post reverse split that was effected in November 2019) shares of common stock, thereby extinguishing the note.

●	On June 12, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $27,500 to Crown Bridge Partners. The note had a maturity date of June 12, 2019 and a coupon of 8% per annum. The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous fifteen (15) trading days.

Between March 15, 2019 and May 24, 2019, the Company received conversion notices, converting an aggregate principal amount of $27,500, fees thereon of $1,500 and interest thereon of $1,896, at an average conversion price of $0.0043 pre reverse split ($0.043 post reverse split that was effected in November 2019), into 7,146,260 pre reverse split (714,626 post reverse split that was effected in November 2019) shares of common stock, thereby extinguishing the note.

●	On July 26, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $27,500 to Crown Bridge Partners. The note had a maturity date of July 26, 2019 and a coupon of 8% per annum. The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous ten (10) trading days.

Between June 12,2019 and August 7, 2019, the Company received conversion notices, converting an aggregate principal amount of $18,700, and fees thereon of $1,000, at an average conversion price of $0.0026 pre reverse split ($0.026 post reverse split that was effected in November 2019), into 7,700,000 pre reverse split (770,000 post reverse split that was effected in November 2019) shares of common stock.

On December 16, 2019, the Company received a notice of conversion from Crown Bridge Partners converting $8,800 of principal, fees thereon of $500 and interest of $2,409 into 1,045,457 shares of common stock at a conversion price of $0.011 per share, thereby extinguishing the note. The Company incurred a loss on conversion of $58,336.

●	On August 31, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $27,500 to Crown Bridge Partners. The note had a maturity date of August 31, 2019 and a coupon of 8% per annum. The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous ten (10) trading days.

As of August 31, 2019 the note is in default and interest accrues at the default interest rate of 12% per annum and the note holder may require the Company to pay a penalty of 50% of the value of the note outstanding, including default interest.

The balance of the note plus accrued interest at December 31, 2019 was $30,803.

●	On October 16, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $27,500 to Crown Bridge Partners. The note has a maturity date of October 16, 2019 and a coupon of 8% per annum. The Company may not prepay the note. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous fifteen (15) trading days.

As of October 31, 2019 the note is in default and attracts interest at the default interest rate of 12% per annum and the note holder may require the Company to pay a penalty of 50% of the value of the note outstanding, including default interest.

The balance of the note plus accrued interest at December 31, 2019 was $30,387.

Alex Pereira

On November 5, 2018, the Company issued a Convertible Promissory Note in the aggregate principal amount of $19,250 to Alex Pereira as compensation for the expenses incurred on its behalf. The note has a maturity date of November 5, 2019 and a coupon of 8% per annum. The Company has the right to prepay the note prior to maturity in accordance with penalty provisions set forth in the note. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest trading price during the previous ten (10) trading days.

On May 19, 2019, the Company received a conversion notice, converting an aggregate principal amount of $9,660, at a conversion price of $0.0047 pre reverse split ($0.047 post reverse split that was effected in November 2019), into 2,049,981 pre reverse split (204,999 post reverse split that was effected in November 2019) shares of common stock.

On July 24, 2019, the Company received a notice of conversion from Alex Pereira, converting $10,692 into 3,414,786 pre reverse split (341,479 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.003131 pre reverse split (0.0313 post reverse split that was effected in November 2019) per share, thereby extinguishing the note. The Company incurred a loss on conversion of $9,797.

Delinvest Commercial, LTD.

●	On June 19, 2017, the Company issued Delinvest Commercial LTD. ("Delinvest") a convertible promissory note in the aggregate principal amount of $20,000. The note bore interest at 12% per annum and matured on December 16, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 16, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 16, 2019, with the interest rate remaining unchanged. The note was convertible into common shares of the Company at a conversion price of $0.20 per share.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $26,041 and was exchanged for 420,018 post reverse split shares on November 18, 2019.

●	On June 29, 2017, the Company exchanged a Delinvest note with a principal amount of $50,000, together with accrued interest thereon of $4,123, totaling $54,123, for a convertible note, principal amount of $54,123, bearing interest at 12% per annum and matured on December 26, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 26, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 26, 2019, with the interest rate remaining unchanged. The note was convertible into common shares of the Company at a conversion price of $0.20 per share.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $70,249 and were exchanged for 1,133,050 post reverse split shares on November 18, 2019.

BOBA Management Corporation

●	On January 23, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $92,884 to BOBA Management Corporation to assume a Power up Note dated July 20, 2018. The note had a maturity date of January 23, 2020. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest three trading prices during the previous ten (10) trading days.

On July 30, 2019, the Company received a notice of conversion from Boba Management Corp, converting $96,710 into 32,894,528 pre reverse split (3,289,453 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.003 pre reverse split ($0.03 post reverse split that was effected in November 2019) per share. The Company incurred a loss on conversion of $103,947.

●	On July 16, 2019, Boba Management Corp entered into a debt purchase agreement with JSJ Investments, Inc., whereby the remaining balance of the October 8, 2018 convertible note in the aggregate principal amount of $12,000 plus accrued interest thereon of $4,862, was acquired for gross proceeds of $16,862. In addition to this Boba Management Corp paid additional settlement costs of $6,800 including an early settlement penalty to JSJ Investments, Inc.

●	On July 16, 2019, the Company issued Boba Management Corp a Convertible Promissory Note in the aggregate principal amount of $6,800. The note had a maturity date of July 26, 2020 and a coupon of 8% per annum. The Company had the right to prepay the note provided it makes a prepayment penalty as set forth in the note. The outstanding principal amount of the note was convertible at any time into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

On July 30, 2019, the Company received notices of conversion from Boba Management Corp, converting the following: (i) the convertible note acquired from JSJ Investments, Inc. in the aggregate principal amount of $12,000 plus accrued interest thereon of $4,911 into 5,752,981 pre reverse split (575,299 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.003 pre reverse split ($0.03 post reverse split that was effected in November 2019) per share; and (ii) the convertible promissory note in the aggregate principal amount of $6,800 plus accrued interest thereon of $19 into 2,319,982 pre reverse split (231,999 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.003 pre reverse split ($0.03 post reverse split that was effected in November 2019) per share, thereby extinguishing both notes.

Global Consulting Alliance

●	On May 25, 2019, pursuant to the terms of a debt purchase agreement entered into with Power Up Lending., the $83,000 convertible note dated November 21, 2018, plus accrued interest thereon of $3,275 was acquired by Global Consulting Alliance. The note had a maturity date of September 15, 2019 and a coupon of 8% per annum. The Company may not prepay the note. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.

On July 30, 2019, the Company received a notice of conversion from Global Consulting Alliance, converting $87,565 into 28,823,153 pre reverse split (2,882,216 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.00304 pre reverse split ($0.0304 post reverse split that was effected in November 2019) per share, thereby extinguishing the note. The Company incurred a loss on conversion of $88,256.

●	On May 25, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $34,510 to Global Consulting Alliance for penalty interest and expenses incurred by Global consulting Alliance on assuming the Power up Note dated November 21, 2018. The note had a maturity date of May 24, 2020. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest two trading prices during the previous ten (10) trading days.

On July 30, 2019, the Company received a notice of conversion from Global Consulting Alliance, converting $35,016 into 12,158,241 pre reverse split shares (1,215,825 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.00288 pre reverse split ($0.0288 post reverse split that was effected in November 2019) per share., thereby extinguishing the note. The Company incurred a loss on conversion of $39,150.

Dieter Busenhart

●	On November 12, 2019, Dieter Busenhart entered into a debt purchase agreement with JSJ Investments, Inc., whereby the remaining balance of the March 29, 2019 convertible note in the aggregate principal amount of $50,000 plus accrued interest thereon of $3,485, was acquired for gross proceeds of $53,485. The note had a maturity date of March 29, 2020 and a coupon of 8% per annum. The Company may prepay the note at a premium ranging from 120% to 140% of the principal plus accrued interest. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest three trading prices during the previous ten (10) trading days. On November 18, 2019, the Company and Dieter Busenhart entered into an exchange agreement, replacing the existing note with a new note with a maturity date of November 18, 2020, removing the conversion limitation of ownership of 9.99% and reducing the interest rate to 6% per annum.

On November 19, 2019, the Company received a notice of conversion converting the aggregate principal amount of the note outstanding, including interest thereon, totaling $53,595 into 3,370,725 shares of common stock at a conversion price of $0.159 per share, thereby extinguishing the note. The Company realized a loss on conversion of $71,122.

●	On November 12, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $23,250 to Dieter Busenhart for penalty interest and expenses incurred by him on acquiring the JSJ Investments, Inc. note dated March 29, 2019. The note had a maturity date of November 12, 2020 and bears interest at 6% per annum. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the average three lowest trading prices during the previous ten trading days.

On November 19, 2019, the Company received a notice of conversion converting the aggregate principal amount of the note outstanding, including interest thereon, totaling $23,273 into 1,463,706 shares of common stock at a conversion price of $0.159 per share, thereby extinguishing the note. The Company realized a loss on conversion of $30,884.

Odyssey Funding, LLC

On November 15, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $200,000 to Odyssey Funding, LLC. The note had a maturity date of November 15, 2020 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.

The balance of the note plus accrued interest at December 31, 2019 was $27,657, less unamortized debt discount of $174,864.

Black Ice Advisors, LLC

On November 25, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $52,500 to Black Ice Advisors, LLC. The note had a maturity date of November 25, 2020 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.

The balance of the note plus accrued interest at December 31, 2019 was $5,739, less unamortized debt discount of $47,336.